RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amounts due from related parties	$ 132,396	$ 1,433,186
Amounts due to related parties	2,535,358	1,895,779
Receipt of CRO and CMO services
Related Party Transaction [Line Items]
Related party transactions	9,892,295	5,704,306	$ 7,504,591
WuXi AppTec Group
Related Party Transaction [Line Items]
Amounts due from related parties	124,704	739,051
Amounts due to related parties	173,855	432,784
WuXi AppTec Group | Receipt of CRO and CMO services
Related Party Transaction [Line Items]
Related party transactions	2,674,586	2,136,344	969,079
Four senior management personnel
Related Party Transaction [Line Items]
Amounts due from related parties		350,865
Peter Luo
Related Party Transaction [Line Items]
Amounts due from related parties		338,818
Amounts due to related parties		83,254
WuXi Biologics (Shanghai) Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	7,692	4,452
Amounts due to related parties	2,361,503	1,379,741
WuXi Biologics (Shanghai) Co., Ltd. | Receipt of CRO and CMO services
Related Party Transaction [Line Items]
Related party transactions	$ 7,217,709	$ 3,567,962	$ 6,535,512